ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Movement of provision (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement of provision
Accrued warranty-beginning of year	¥ 47,788,122	¥ 59,195,896	¥ 59,951,866
Accrual for warranties issued during the year	20,355,810	35,181,557	35,197,541
Warranty claims paid	(23,894,070)	(22,554,689)	(18,590,107)
Pre-existing warranty expired	(10,437,572)	(24,034,642)	(17,363,404)
Accrued warranty-end of year	¥ 33,812,290	¥ 47,788,122	¥ 59,195,896